Prospectus Supplement
John Hancock Investment Trust (the Trust)
John Hancock Diversified Macro Fund (the fund)
Supplement dated March 31, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
Effective immediately, Thomas Feng, Ph.D. is added as a portfolio manager of the fund. Pablo E. Calderini and Kenneth G. Tropin continue to serve as portfolio managers of the fund, and together with Thomas Feng, are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, the following is added to the fund’s portfolio manager information in the “Fund summary” section under the heading “Portfolio management”:
Thomas Feng, Ph.D.
Co-Portfolio Manager, Chief Investment Officer – Quant Strategies
Managed the fund since 2025
Additionally, the following is added to the fund’s portfolio manager information in the “Fund details” section under the heading “Who’s who – Subadvisor”:
Thomas Feng, Ph.D.
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Co-Portfolio Manager, Chief Investment Officer – Quant Strategies
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Managed the fund since 2025
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Joined Graham Capital Management, L.P. in 2009
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Statement of Additional Information Supplement
John Hancock Investment Trust (the Trust)
John Hancock Diversified Macro Fund (the fund)
Supplement dated March 31, 2025 to the current Statement of Additional Information, as may be supplemented (the SAI)
Effective immediately, Thomas Feng, Ph.D. is added as a portfolio manager of the fund. Pablo E. Calderini and Kenneth G. Tropin continue to serve as portfolio managers of the fund, and together with Thomas Feng, are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, the following supplements the information presented in Appendix B of the SAI, which provides additional information about the portfolio managers of the fund’s subadvisor, Graham Capital Management, L.P.:
Portfolio Managers and Other Accounts Managed
The following table provides information regarding other accounts for which Thomas Feng has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is Thomas Feng’s investment in the fund and similarly managed accounts.
The following table provides information as of February 28, 2025:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Thomas Feng	5	$1,588	83	$11,264	23	$5,042
Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Thomas Feng	0	$0	75	$9,933	15	$2,357
Ownership of the Fund and Similarly Managed Accounts
The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by Thomas Feng as of February 28, 2025. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. Thomas Feng’s ownership of fund shares is stated in the footnote that follows the table.
Portfolio Manager	Dollar Range of Shares Owned[1]
Thomas Feng	None
1
As of February 28, 2025, Thomas Feng beneficially owned none of the fund.
You should read this supplement in conjunction with the SAI and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.